PROPERTY, PLANT AND EQUIPMENT - Movement of Right-of-use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Beginning balance	$ 582	$ 94
Additions	280	635
Terminations		26
Depreciation	340	121
Ending balance	522	582
Buildings
Disclosure of quantitative information about right-of-use assets [abstract]
Beginning balance	582	91
Additions	0	635
Terminations		26
Depreciation	212	118
Ending balance	370	582
Equipment
Disclosure of quantitative information about right-of-use assets [abstract]
Beginning balance	0	0
Additions	280	0
Terminations		0
Depreciation	128	0
Ending balance	152	0
Vehicles
Disclosure of quantitative information about right-of-use assets [abstract]
Beginning balance	0	3
Additions	0	0
Terminations		0
Depreciation	0	3
Ending balance	$ 0	$ 0